UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08464
Investment Company Act File Number
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$721,050
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(1)	140	144,900
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)	1,915	1,986,813

		$2,852,763

Aerospace and Defense — 0.8%
BE Aerospace, Inc., 6.875%, 10/1/20	$1,335	$1,441,800
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(1)	4,365	4,670,550
WP Rocket Merger Sub, Inc., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,182,750

		$7,295,100

Air Transportation — 0.4%
American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(1)	$3,080	$3,041,500
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(1)	252	267,120

		$3,308,620

Automotive — 0.9%
Chrysler Group, LLC, Sr. Notes, 8.25%, 6/15/21(1)	$2,035	$2,004,475
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(1)	5,625	6,173,438

		$8,177,913

Automotive & Auto Parts — 3.3%
Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$1,340	$1,437,150
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	1,274	1,433,250
Allison Transmission, Inc., 7.125%, 5/15/19(1)	1,065	1,049,025
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,831,840
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(1)	1,095	1,097,737
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,448,075
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,732,825
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,642,969
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,640,724
General Motors Financial Co., Inc., 6.75%, 6/1/18(1)	1,375	1,409,375
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	884	1,000,025
Lear Corp., 7.875%, 3/15/18	545	590,644
Meritor, Inc., 8.125%, 9/15/15	30	31,275
Meritor, Inc., 10.625%, 3/15/18	1,235	1,383,200
Navistar International Corp., 8.25%, 11/1/21	3,080	3,364,900
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,922,480
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(1)	685	674,725

		$30,690,219

Banks and Thrifts — 1.4%
Ally Financial, Inc., 8.00%, 11/1/31	$3,955	$4,256,569
Ally Financial, Inc., 8.30%, 2/12/15	5,560	6,102,100
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,433,900

		$12,792,569

Broadcasting — 0.9%
Citadel Broadcasting Corp., 7.75%, 12/15/18(1)	$1,550	$1,675,938
Crown Media Holdings, Inc., 10.50%, 7/15/19(1)	945	973,350
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(1)	1,370	1,322,050
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(1)	3,575	4,209,562

		$8,180,900

	Principal
	Amount
Security	(000’s omitted)	Value
Building Materials — 0.4%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$2,745	$2,789,606
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,353,550

		$4,143,156

Cable/Satellite TV — 1.1%
AMC Networks, Inc., 7.75%, 7/15/21(1)	$1,100	$1,160,500
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(1)	415	432,637
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	847,275
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,242,200
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	420	438,900
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	685	739,800
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	137,813
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,131,831
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	785	839,950

		$9,970,906

Capital Goods — 1.7%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,652,400
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,056,175
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,491,462
Griffon Corp., 7.125%, 4/1/18(1)	2,055	2,060,137
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	985	1,076,113
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	817,700
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,984,538
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,944,637

		$16,083,162

Chemicals — 3.1%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$960	$1,018,800
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	873,425
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,133,875
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,397,000
Chemtura Corp., 7.875%, 9/1/18	1,855	1,991,806
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 11/15/20	935	972,400
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(1)	2,475	2,629,688
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(1)	4,115	4,145,862
Koppers, Inc., 7.875%, 12/1/19	315	338,625
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19	675	687,656
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	2,655	3,020,062
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,795,150
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(1)	1,870	1,947,138
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	571,113
Polypore International, Inc., 7.50%, 11/15/17	660	704,550
Solutia, Inc., 8.75%, 11/1/17	1,420	1,583,300
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	1,124,331

		$28,934,781

Consumer Products — 2.2%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,152,800
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,915,200
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,889,300
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	589,187
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(1)	2,220	2,491,950
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,411,900

		$20,450,337

Containers — 1.8%
BWAY Holding Co., 10.00%, 6/15/18	$550	$605,000
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	3,905	3,768,325
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	1,350	1,319,625
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19(1)	4,615	4,689,994

	Principal
	Amount
Security	(000’s omitted)	Value
Reynolds Group Holdings, Inc., Sr. Notes, 8.75%, 5/15/18(1)	$2,705	$2,610,325
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	2,375	2,375,000
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	1,685	1,703,956

		$17,072,225

Diversified Financial Services — 2.9%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(1)	$2,213	$2,268,735
CIT Group, Inc., 7.00%, 5/1/15	2,060	2,070,300
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	2,605	2,624,538
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	809	815,700
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,483,012
E*Trade Financial Corp., Sr. Notes, (PIK), 12.50%, 11/30/17	3,740	4,488,000
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	2,085	2,084,429
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,365	1,521,975
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	640	716,800
International Lease Finance Corp., Sr. Notes, MTN, 5.65%, 6/1/14	2,140	2,182,800
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,331,812

		$26,588,101

Diversified Media — 4.2%
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(1)	$14,135	$15,018,437
Catalina Marketing Corp., 11.625%, 10/1/17(1)	3,090	3,368,100
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	3,720	2,380,800
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,515	1,662,713
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,080	1,042,200
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,853,025
MDC Partners, Inc., 11.00%, 11/1/16	3,635	4,030,306
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,419,680
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	166,953
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	600	639,750
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,188,087
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18(1)	3,710	3,737,825

		$38,507,876

Energy — 8.5%
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$3,315	$3,916,553
Antero Resources Finance Corp., Sr. Notes, 7.25%, 8/1/19(1)	1,055	1,073,463
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	5,865	6,011,625
Basic Energy Services, Inc., 7.75%, 2/15/19(1)	680	698,700
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,185,987
Bill Barrett Corp., 9.875%, 7/15/16	385	436,975
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	851,813
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	4,275	4,574,250
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	3,450	3,105,000
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	2,286	2,497,455
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,401,975
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,711,800
Continental Resources, Inc., 7.125%, 4/1/21	670	720,250
Continental Resources, Inc., 7.375%, 10/1/20	280	303,100
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,819,290
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,423,625
EXCO Resources, Inc., 7.50%, 9/15/18	375	374,063
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(1)	4,000	4,180,000
Frontier Oil Corp., 6.875%, 11/15/18	530	568,425
GMX Resources, Inc., 11.375%, 2/15/19(1)	1,170	1,120,275
Harvest Operations Corp., 6.875%, 10/1/17(1)	800	838,000
Holly Corp., 9.875%, 6/15/17	1,710	1,928,025
OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(1)	4,255	4,506,045
Oil States International, Inc., 6.50%, 6/1/19(1)	2,065	2,111,462
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,758,400
Petroplus Finance, Ltd., 6.75%, 5/1/14(1)	200	195,500

	Principal
	Amount
Security	(000’s omitted)	Value
Petroplus Finance, Ltd., 7.00%, 5/1/17(1)	$1,480	$1,383,800
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(1)	2,535	2,566,687
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,037,500
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21(1)	2,210	2,259,725
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,155,200
Range Resources Corp., 6.75%, 8/1/20	1,580	1,734,050
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,139,337
SESI, LLC, 6.375%, 5/1/19(1)	3,445	3,479,450
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	713,125
SM Energy Co., Sr. Notes, 6.625%, 2/15/19(1)	670	693,450
Unit Corp., 6.625%, 5/15/21	410	416,150
Venoco, Inc., 11.50%, 10/1/17	540	600,750
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,894,800
W&T Offshore, Inc., Sr. Notes, 8.50%, 6/15/19(1)	2,735	2,847,819

		$78,233,899

Entertainment/Film — 0.7%
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21(1)	$695	$698,475
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(1)	590	603,275
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	825	896,156
Regal Entertainment Group, 9.125%, 8/15/18	2,735	2,899,100
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	1,610	1,762,950

		$6,859,956

Environmental — 0.2%
Casella Waste Systems, Inc., 7.75%, 2/15/19(1)	$405	$402,975
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	724,750
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(1)	1,025	1,094,188

		$2,221,913

Food/Beverage/Tobacco — 1.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)	$1,866	$1,929,313
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	3,140	3,312,700
Blue Merger Sub, Inc., 7.625%, 2/15/19(1)	4,695	4,853,456
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(1)	2,695	2,924,075
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	425	459,000

		$13,478,544

Gaming — 6.1%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(2)	$5,755	$2,251,644
CCM Merger, Inc., 8.00%, 8/1/13(1)	890	890,000
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	1,042,988
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,630	6,132,612
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	1,680	1,705,200
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	603,000
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,159,500
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18	5,140	5,165,700
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(1)	2,287	1,439,823
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	993	988,035
Mandalay Resort Group, 7.625%, 7/15/13	855	860,344
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,388,750
MGM Resorts International, 6.75%, 4/1/13	2,985	3,029,775
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	759,900
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,497,487
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,562,625
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,992,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,883,700
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,239,650
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(1)	1,620	1,652,400
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	414,375
Peninsula Gaming, LLC, 8.375%, 8/15/15(1)	805	855,313

	Principal
	Amount
Security	(000’s omitted)	Value
Peninsula Gaming, LLC, 10.75%, 8/15/17	$1,935	$2,123,662
Peninsula Gaming, LLC, 10.75%, 8/15/17(1)	945	1,037,138
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	778,525
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,735,681
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(3)	4,083	2,625,942
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	2,680	2,974,800

		$56,790,969

Health Care — 6.3%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$2,840	$2,960,700
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,375	1,412,813
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	572,000
AMGH Merger Sub, Inc., 9.25%, 11/1/18(1)	1,530	1,644,750
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,571,325
Biomet, Inc., 11.625%, 10/15/17	8,115	8,977,219
CDRT Merger Sub, Inc., 8.125%, 6/1/19(1)	3,640	3,649,100
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,883,975
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,073,606
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19(1)	1,305	1,373,513
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)	1,200	1,257,000
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22(1)	555	585,525
HCA, Inc., 7.50%, 2/15/22	3,295	3,352,662
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	4,595	4,675,412
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	1,427	1,608,943
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(1)	935	916,300
Multiplan, Inc., 9.875%, 9/1/18(1)	2,800	3,017,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,080	1,089,396
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,535,312
Rotech Healthcare, Inc., 10.50%, 3/15/18	1,915	1,891,062
Stewart Enterprises, Inc., 6.50%, 4/15/19	545	553,175
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,436,850
Teleflex, Inc., 6.875%, 6/1/19	545	564,075
Warner Chilcott Co., LLC, 7.75%, 9/15/18(1)	2,205	2,238,075

		$57,839,788

Homebuilders/Real Estate — 1.2%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$2,625	$2,703,750
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,358,875
Tutor Perini Corp., 7.625%, 11/1/18	1,880	1,818,900

		$10,881,525

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(1)	$2,225	$2,358,500
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(1)	670	681,725
USI Holdings Corp., Sr. Notes, Variable Rate, 4.136%, 11/15/14(1)	785	724,163

		$3,764,388

Leisure — 1.0%
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	$2,615	$3,033,400
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	118,938
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,879,062
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	579,138
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,449,850
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	713,115
Seven Seas Cruises, S. DE R.L., LLC, 9.125%, 5/15/19(1)	960	1,005,600
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(1)	700	720,125

		$9,499,228

Metals/Mining — 4.3%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	$2,730	$2,828,962
Alpha Natural Resources, Inc., 6.25%, 6/1/21	2,060	2,142,400

	Principal
	Amount
Security	(000’s omitted)	Value
Arch Coal, Inc., 7.00%, 6/15/19(1)	$2,720	$2,862,800
Arch Coal, Inc., 7.25%, 10/1/20	925	972,406
Arch Coal, Inc., 7.25%, 6/15/21(1)	2,720	2,869,600
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	852,975
CII Carbon, LLC, 11.125%, 11/15/15(1)	1,755	1,829,588
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,544,575
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,689,119
Consol Energy, Inc., 8.00%, 4/1/17	1,630	1,805,225
Consol Energy, Inc., 8.25%, 4/1/20	1,365	1,525,388
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	6,650	6,924,312
Novelis, Inc., 8.375%, 12/15/17	2,645	2,892,969
Novelis, Inc., 8.75%, 12/15/20	2,645	2,955,787
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,850,200
SunCoke Energy, Inc., 7.625%, 8/1/19(1)	1,315	1,354,450

		$39,900,756

Paper — 2.2%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$576,337
Boise Paper Holdings, LLC, 9.00%, 11/1/17	2,200	2,414,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,978,500
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	1,375	1,416,250
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	2,825	2,556,625
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	3,735	3,697,650
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	4,915	4,595,525
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(1)	2,030	1,892,975
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.023%, 8/1/14	245	227,850

		$20,356,212

Railroad — 0.3%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21(1)	$2,395	$2,460,863

		$2,460,863

Restaurants — 0.8%
Dunkin’ Finance Corp., Sr. Notes, 9.625%, 12/1/18(1)	$3,431	$3,478,142
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	4,230	4,335,750

		$7,813,892

Services — 4.6%
Abengoa Finance SAU, 8.875%, 11/1/17(1)	$4,060	$4,100,600
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(1)	1,295	1,340,325
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	1,795	1,954,306
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	1,905	1,955,006
Hertz Corp., 7.50%, 10/15/18(1)	20	20,750
Hertz Corp., 8.875%, 1/1/14	141	145,406
Laureate Education, Inc., 10.00%, 8/15/15(1)	7,020	7,362,225
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(1)	11,017	11,325,540
Laureate Education, Inc., 11.75%, 8/15/17(1)	4,825	5,277,344
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,492,925
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(1)	3,290	3,725,925
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	749,075
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,699,682

		$42,149,109

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,390	$1,449,075
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)(3)	5,225	523
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	709,750

		$2,159,348

Super Retail — 4.2%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$1,860	$1,897,200
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	5,655	6,135,675

	Principal
	Amount
Security	(000’s omitted)	Value
Limited Brands, Inc., 6.625%, 4/1/21	$5,170	$5,376,800
Limited Brands, Inc., 8.50%, 6/15/19	3,620	4,181,100
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,215	3,488,275
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,572,875
Toys “R” Us, 10.75%, 7/15/17	5,500	6,215,000
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(1)	1,760	1,821,600

		$38,688,525

Technology — 3.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,072,837
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	1,330	1,406,475
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,460	2,515,350
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	1,385	1,423,087
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	724,200
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	933,019
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	2,460	2,570,700
Fidelity National Information Services, Inc., 7.875%, 7/15/20	645	691,763
First Data Corp., (PIK), 10.55%, 9/24/15	2,106	2,126,829
Seagate HDD Cayman, 7.00%, 11/1/21(1)	3,435	3,486,525
Sensata Technologies BV, 6.50%, 5/15/19(1)	1,455	1,476,825
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	3,680	4,084,800
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	6,964,687

		$29,477,097

Telecommunications — 6.9%
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	$5,440	$5,622,692
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,393,988
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,250,400
EH Holding Corp., Sr. Notes, 6.50%, 6/15/19(1)	3,430	3,545,762
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,391,737
GCI, Inc., Sr. Notes, 6.75%, 6/1/21(1)	685	696,988
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,015,687
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,542,699
Intelsat Luxembourg SA, 11.50%, 2/4/17(1)	2,770	2,984,675
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	2,831	3,050,167
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	815	822,641
NII Capital Corp., 8.875%, 12/15/19	3,235	3,574,675
NII Capital Corp., 10.00%, 8/15/16	2,740	3,171,550
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,229,444
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	830,025
Sprint Capital Corp., 6.90%, 5/1/19	2,770	2,846,175
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	8,040	8,844,000
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,785,725
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(1)	255	284,006
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(1)	6,057	6,738,071
Windstream Corp., 7.75%, 10/1/21	2,445	2,603,925

		$64,225,032

Textiles/Apparel — 0.7%
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$2,990	$3,397,388
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,077,240

		$6,474,628

Transportation Ex Air/Rail — 1.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$4,135	$4,202,194
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(1)	2,815	2,976,862
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,261,175
CMA CGM SA, 8.50%, 4/15/17(1)	3,095	2,321,250

		$11,761,481

	Principal
	Amount
Security	(000’s omitted)	Value
Utilities — 3.6%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,424,844
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,596,775
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,144,800
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	820	561,700
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	2,025	2,035,125
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20	5,605	5,941,300
NGC Corp., 7.625%, 10/15/26	3,205	2,099,275
NRG Energy, Inc., 7.875%, 5/15/21(1)	2,090	2,110,900
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,431,025
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	386,650
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	5,070	4,715,100

		$33,447,494

Total Corporate Bonds & Notes (identified cost $743,180,695)		$773,533,275

Senior Floating-Rate Interests — 6.4%(4)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Automotive — 0.7%
Chrysler Group, LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,700	$1,658,032
Pinafore, LLC, Term Loan, 4.25%, Maturing 9/29/16	4,516	4,525,277

		$6,183,309

Broadcasting — 1.0%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.78%, Maturing 2/26/13	$9,880	$9,151,350

		$9,151,350

Building Materials — 0.8%
Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$1,419	$1,428,043
Goodman Global Holdings, Inc., Term Loan - Second Lien, 9.00%, Maturing 10/30/17	1,530	1,576,697
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	3,316	3,216,546
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,322,179

		$7,543,465

Consumer Products — 1.0%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,871	$3,890,909
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	5,500	5,515,224

		$9,406,133

Diversified Financial Services — 0.2%
First Data Corp., Term Loan, 2.94%, Maturing 9/24/14	$1,596	$1,490,896

		$1,490,896

Electronics/Electrical — 0.3%
Spectrum Brands, Inc., Term Loan, 5.00%, Maturing 6/17/16	$2,358	$2,375,892

		$2,375,892

Food Service — 0.5%
Del Monte Corp., Term Loan, 4.50%, Maturing 3/8/18	$3,400	$3,389,678
Dunkin’ Brands, Inc., Term Loan, 4.25%, Maturing 11/23/17	935	936,329

		$4,326,007

Gaming — 0.3%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.44%, Maturing 5/16/14	$1,580	$1,473,350
CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	1,158	1,175,345

		$2,648,695

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Insurance — 0.2%
Asurion Corp., Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$2,300	$2,320,445

		$2,320,445

Super Retail — 0.8%
Academy, Ltd./Academy Finance Corp., Term Loan, Maturing 8/3/18(5)	$2,600	$2,594,041
Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/23/17	2,963	2,966,751
Neiman Marcus Group, Inc., Term Loan, 4.75%, Maturing 5/16/18	1,910	1,888,031

		$7,448,823

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	$523	$508,106
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	590	573,196
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	1,170	1,137,200

		$2,218,502

Utilities — 0.4%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.69%, Maturing 10/10/14	$5,240	$4,154,233

		$4,154,233

Total Senior Floating-Rate Interests (identified cost $60,193,501)		$59,267,750

Convertible Bonds — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,419,875

		$3,419,875

Capital Goods — 0.2%
Greenbrier Cos., Inc., 3.50%, 4/1/18(1)	$1,810	$1,671,988

		$1,671,988

Total Convertible Bonds (identified cost $5,506,552)		$5,091,863

Common Stocks — 4.5%

Security	Shares	Value
Building Materials — 0.3%
Panolam Holdings Co.(3)(6)(7)	3,117	$3,000,580

		$3,000,580

Chemicals — 0.5%
LyondellBasell Industries NV, Class A	81,600	$3,219,936
Rockwood Holdings, Inc.(7)	25,000	1,511,750

		$4,731,686

Consumer Products — 0.0%(8)
HF Holdings, Inc.(3)(6)(7)	13,600	$210,528

		$210,528

Energy — 0.0%(8)
SemGroup Corp.(7)	16,378	$381,280

		$381,280

Security	Shares	Value
Gaming — 0.3%
Greektown Superholdings, Inc.(7)	892	$62,440
Las Vegas Sands Corp.(7)	54,500	2,571,310
Shreveport Gaming Holdings, Inc.(3)	4,858	1,312

		$2,635,062

Leisure — 0.4%
Carnival Corp.	100,000	$3,330,000

		$3,330,000

Metals/Mining — 0.5%
Alpha Natural Resources, Inc.(7)	40,000	$1,708,400
Arch Coal, Inc.	100,000	2,560,000

		$4,268,400

Services — 0.2%
Geo Group, Inc. (The)(7)	101,500	$2,111,200

		$2,111,200

Steel — 0.9%
RathGibson Acquisition Co., LLC(3)(6)(7)	233,000	$7,793,850

		$7,793,850

Super Retail — 0.6%
GNC Holdings, Inc., Class A(7)	96,898	$2,441,829
Limited Brands, Inc.	81,600	3,089,376

		$5,531,205

Technology — 0.2%
Amkor Technology, Inc.(7)	350,000	$1,865,500

		$1,865,500

Telecommunications — 0.6%
Crown Castle International Corp.(7)	50,000	$2,170,000
Verizon Communications, Inc.	100,000	3,529,000

		$5,699,000

Total Common Stocks (identified cost $33,636,248)		$41,558,291

Convertible Preferred Stocks — 1.3%

Security	Shares	Value
Automotive & Auto Parts — 1.0%
General Motors Co., 4.75%	131,495	$6,076,384
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	2,699,000

		$8,775,384

Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$2,202,158
Chesapeake Energy Corp., 5.00%	6,292	660,660

		$2,862,818

Total Convertible Preferred Stocks (identified cost $12,051,900)		$11,638,202

Preferred Stocks — 0.7%

Security	Shares	Value
Banks and Thrifts — 0.7%
Citigroup Capital XIII, 7.875%	26,702	$725,560
GMAC Capital Trust I, 8.125%	225,820	5,785,508

		$6,511,068

Total Preferred Stocks (identified cost $6,367,215)		$6,511,068

Miscellaneous — 0.0%(8)

Security	Shares	Value
Cable/Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(7)	7,585,000	$14,184
Adelphia, Inc., Escrow Certificate(7)	3,555,000	6,648
Adelphia Recovery Trust(7)	10,758,837	107,588

		$128,420

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(7)	5,410	$40,575

		$40,575

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(7)	705,000	$15,863

		$15,863

Services — 0.0%(8)
NCS Acquisition Corp., Escrow Certificate(7)	2,640,000	$182,028

		$182,028

Total Miscellaneous (identified cost $9,984,958)		$366,886

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(7)	17,240	$95,596

		$95,596

Food/Beverage/Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(7)	1,610	$201,250

		$201,250

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(3)(6)(7)	25,351	$2,307,466

		$2,307,466

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(3)(6)(7)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,604,312

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$6,631	$6,631,482

Total Short-Term Investments (identified cost $6,631,482)		$6,631,482

Total Investments — 98.1% (identified cost $877,552,723)		$907,203,129

Other Assets, Less Liabilities — 1.9%		$17,847,591

Net Assets — 100.0%		$925,050,720

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

PIK	-	Payment In Kind

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $343,070,784 or 37.1% of the Portfolio’s net assets.

(2)		Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(6)		Restricted security.

(7)		Non-income producing security.

(8)		Amount is less than 0.05%.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $23,641.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$881,844,383

Gross unrealized appreciation	$57,088,607
Gross unrealized depreciation	(31,729,861)

Net unrealized appreciation	$25,358,746

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675		$40,575
HF Holdings, Inc.	10/27/09	13,600	730,450		210,528
Panolam Holdings Co.	12/30/09	3,117	1,712,791		3,000,580
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,307,466
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		7,793,850
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$3,774,456		$13,352,999

(1) Less than $0.50.

A summary of open financial instruments at July 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive				Upfront
		Credit	(000’s	Annual		Termination	Market	Payments	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate		Date	Value	Received	Appreciation
Bank of America	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$56,082	$39,715	$95,797
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	97,533	107,326	204,859

							$153,615	$147,041	$300,656

Credit Default Swaps — Buy Protection

			Notional
			Amount	Pay				Upfront
		Credit	(000’s	Annual		Termination	Market	Payments	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate		Date	Value	Paid	Depreciation
Bank of America	Gap, Inc. (The)	Baa3/BB+	$5,000	1.00	%(1)	6/20/16	$224,393	$(231,245)	$(6,852)

							$224,393	$(231,245)	$(6,852)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,150,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $378,008.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$770,906,810	$2,626,465	$773,533,275
Senior Floating-Rate Interests	—	59,267,750	—	59,267,750
Convertible Bonds	—	5,091,863	—	5,091,863
Common Stocks	30,489,581	62,440	11,006,270	41,558,291
Convertible Preferred Stocks	11,638,202	—	—	11,638,202
Preferred Stocks	5,785,508	725,560	—	6,511,068
Miscellaneous	—	366,886	—	366,886
Warrants	—	296,846	2,307,466	2,604,312
Short-Term Investments	—	6,631,482	—	6,631,482

Total Investments	$47,913,291	$843,349,637	$15,940,201	$907,203,129

Credit Default Swaps	$—	$378,008	$—	$378,008

Total	$47,913,291	$843,727,645	$15,940,201	$907,581,137

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments
	Bonds & Notes	Common Stocks	Preferred Stocks	in Warrants	Total

Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$2,148,261	$15,417,790
Realized gains (losses)	(9,567,577)	(1,784,712)	(4,452,620)	—	(15,804,909)
Change in net unrealized appreciation (depreciation)	9,752,592	3,747,879	4,488,270	159,205	18,147,946
Cost of purchases	—	—	—	—	—
Proceeds from sales	(1,051,890)	(544,090)	(277,750)	—	(1,873,730)
Accrued discount (premium)	(191)	—	—	—	(191)
Transfers to Level 3*	53,295	—	—	—	53,295
Transfers from Level 3	—	—	—	—	—

Balance as of July 31, 2011	$2,626,465	$11,006,270	$—	$2,307,466	$15,940,201

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(8,279)	$2,824,316	$—	$159,205	$2,975,242

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011